Intangible Assets - Schedule of Goodwill Allocation to Group of CGUs (Detail) - Cash generating unit [member] - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 958	€ 816
Retail Netherlands [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	14
Retail Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	50	50
Retail Germany [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	349	349
Retail growth markets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	262	307
Wholesale banking [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 283	€ 110